Employee benefits - Summary of Fair Value of Plan Assets Foreign Defined Benefit Plans (Detail) - Foreign Defined Benefit Plan [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	¥ 2,350	¥ 2,642	¥ 3,940
Equity securities	61	11,349	17,591
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	19,141	18,843	93,826
Corporate bonds	23,546	59,071	32,080
Asset-backed securities	63	120	1,320
Insurance contracts	129,084	129,491	16,722
Commingled funds	22,316	63,118	78,972
Real estate and other	2,230	3,760	33,268
Total	198,791	288,394	277,719
Quoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	2,350	2,642	3,940
Equity securities	61	10,631	16,973
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	0	0	0
Corporate bonds	0	0	0
Asset-backed securities	0	0	0
Insurance contracts	432	0	0
Commingled funds	0	0	0
Real estate and other	8	0	0
Total	2,851	13,273	20,913
Unquoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0	0
Equity securities	0	718	618
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	19,141	18,843	93,826
Corporate bonds	23,546	59,071	32,080
Asset-backed securities	63	120	1,320
Insurance contracts	128,652	129,491	16,722
Commingled funds	22,316	63,118	78,972
Real estate and other	2,222	3,760	33,268
Total	¥ 195,940	¥ 275,121	¥ 256,806